INCOME TAX (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Significant balances for income tax losses carried forward
Income tax losses carried forward	$ 196,883,000	$ 111,784,000
Valuation allowance
Sale of investment in Svyazinvest	66,887,000	78,800,000
Operating loss in Luxemburg (MGTS Finance S.A)	94,032,000	94,163,000
Other	5,075,000	9,345,000
Valuation allowances	165,994,000	182,308,000
Undistributed earning and uncertain tax positions
Deferred income tax liabilities for income taxes on future dividend distributions from foreign subsidiaries	63,800,000	70,500,000
Cumulative undistributed earnings of foreign subsidiaries (MTS Ukraine and K-Telecom)	1,309,400,000	1,431,900,000
Undistributed earnings of Uzdunrobita		594,600,000	530,700,000
Accruals for uncertain tax positions	14,000,000	10,600,000	12,400,000
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance, beginning of the year	10,607,000	12,360,000	35,752,000
Additions based on tax position related to the current year	14,590,000	2,094,000	20,006,000
Additions based on tax positions related to prior years	1,504,000
Additions based on tax of acquired entities	7,587,000	1,521,000
Reduction in tax positions related to prior years	(2,141,000)	(1,778,000)	(11,692,000)
Settlements with tax authorities	(18,109,000)	(3,305,000)	(31,456,000)
Currency translation adjustment	(45,000)	(285,000)	(250,000)
Balance, end of the year	13,993,000	10,607,000	12,360,000
Penalties and interest related to unrecognized tax benefits
Accrued penalties and interest related to unrecognized tax benefits recognized in earnings	3,300,000	(600,000)	(1,000,000)
Accrued interest and penalties	3,300,000	4,300,000
Luxembourg (MGTS Finance S.A.)
Significant balances for income tax losses carried forward
Income tax losses carried forward	124,464,000	94,163,000
Russia (Comstar-UTS, RTC and other)
Significant balances for income tax losses carried forward
Income tax losses carried forward	72,419,000	17,048,000
USA
Significant balances for income tax losses carried forward
Income tax losses carried forward		$ 573,000